Summarizes the Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended	9 Months Ended
	Aug. 07, 2008	Sep. 30, 2011
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance		1,256
Granted	6,280	230,000
Vested		(1,256)
Ending Balance		230,000
Weighted Average Fair Value
Beginning Balance		$ 41.95
Granted		$ 21.26
Vested		$ 41.95
Ending Balance		$ 21.26